Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended						4 Months Ended		12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Jun. 15, 2014	Mar. 23, 2014	Dec. 29, 2013	Jun. 16, 2013	Mar. 24, 2013	Oct. 05, 2014	Oct. 06, 2013	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Deferred tax assets
Employee benefits, including postretirement reserves		$ 36,008			$ 11,600					$ 36,008	$ 11,600
Net operating and capital loss carryforwards		8,782			11,183					8,782	11,183
Operating reserves and accruals		25,410			16,661					25,410	16,661
Inventories		3,130			3,025					3,130	3,025
Other		1,910			2,167					1,910	2,167
Total gross deferred tax assets		75,240			44,636					75,240	44,636
Valuation allowance		(1,014)			(1,014)					(1,014)	(1,014)
Total deferred tax assets		74,226			43,622					74,226	43,622
Deferred tax liabilities
Depreciation and amortization		(42,716)			(37,317)					(42,716)	(37,317)
Intangible assets		(134,764)			(136,790)					(134,764)	(136,790)
Total deferred tax liabilities		(177,480)			(174,107)					(177,480)	(174,107)
Net deferred tax liabilities		(103,254)			(130,485)					(103,254)	(130,485)
Reconciliation between the federal statutory income tax rate and the effective tax rate from continuing operations
Effective tax rate (as a percent)	34.10%									33.70%	39.90%
Federal statutory income tax rate										35.00%
Income tax at federal statutory rate	(4,932)									17,490	4,760
Equity earnings not subject to U.S. tax										(363)	(577)
State income taxes, net of federal tax benefit	(539)									1,570	296
Federal tax credits										(692)	(484)
Foreign taxes, net of credits	10									134	3,158
State EZ credits										(302)	(549)
Insurance cash surrender value	(66)									(296)	(767)
Transaction costs	722
Other items, net	1									(687)	(408)
Total income tax provision (benefit)	(4,804)	3,623	6,919	1,340	(4,544)	1,920	190	4,972	7,863	16,854	5,429
Current:
Federal	328									17,350	6,222
State	104									3,126	280
Foreign	10									204	185
Total current income tax provision	442									20,680	6,687
Deferred:
Federal	(4,313)									(2,650)	(588)
State	(933)									(1,176)	(538)
Valuation allowance											(132)
Total deferred income tax benefit	(5,246)									(3,826)	(1,258)
Total income tax provision (benefit)	(4,804)	3,623	6,919	1,340	(4,544)	1,920	190	4,972	7,863	16,854	5,429
Predecessor
Reconciliation between the federal statutory income tax rate and the effective tax rate from continuing operations
Effective tax rate (as a percent)												1.70%
Income tax at federal statutory rate												5,099
Equity earnings not subject to U.S. tax												(287)
State income taxes, net of federal tax benefit												139
Foreign taxes, net of credits												(2,840)
Foreign dividend received												4,138
State EZ credits												(5,071)
Insurance cash surrender value												(612)
Other items, net												(322)
Total income tax provision (benefit)												244
Current:
Federal												12,566
State												(1,927)
Foreign												113
Total current income tax provision												10,752
Deferred:
Federal												(4,846)
State												(5,082)
Valuation allowance												(580)
Total deferred income tax benefit												(10,508)
Total income tax provision (benefit)												$ 244